Acquisitions - Additional Information (Detail)	12 Months Ended
Dec. 28, 2013
2013 Acquisitions [Member] | Central Region [Member]
Business Acquisition [Line Items]
Business acquisition date	Apr. 01, 2013
2013 Acquisitions [Member] | West Region [Member]
Business Acquisition [Line Items]
Business acquisition date	Apr. 01, 2013
2012 Acquisitions [Member] | Central Region [Member]
Business Acquisition [Line Items]
Business acquisition date	Feb. 29, 2012
2012 Acquisitions [Member] | West Region [Member]
Business Acquisition [Line Items]
Business acquisition date	Nov. 30, 2012
2012 Acquisitions [Member] | East Region [Member]
Business Acquisition [Line Items]
Business acquisition date	Oct. 05, 2012